Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of product warranty [Abstract]
Balance at beginning of the period	$ 19,105	$ 17,299	$ 19,356	$ 18,416
Provided during the period	8,148	842	9,057	951	$ 3,477	$ 3,501
Utilized during the period	(1,710)	(783)	(2,870)	(2,009)	$ 2,537	$ 1,650
Balance at end of the period	$ 25,543	$ 17,358	$ 25,543	$ 17,358